Income Taxes - Significant Components of the Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Current:
Federal	$ 113	$ 93
State	44	59
Total Current Provision	$ 157	$ 152